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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 ---------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 ---------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 ---------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Maria R. McGarry          Bala Cynwyd, PA    February 14, 2011
   -------------------------------    -----------------   -----------------
            [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $397,921
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                               VOTING AUTHORITY
                             TITLE OF             VALUE X   SHARES /                  INVESTMENT  OTHER   -------------------------
       NAME OF ISSUER          CLASS      CUSIP     1000    PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc  CONVRT BOND 007903AN7   31,461 30,571,000 PRN             SOLE                30,571,000
Alcatel-Lucent/France       CONVRT BOND 549463AH0    4,740  5,000,000 PRN             SOLE                 2,500,000 2,500,000
Amkor Technology Inc        CONVRT BOND 031652AX8    5,055  5,070,000 PRN             SOLE                 5,070,000
Avatar Holdings Inc         CONVRT BOND 053494AF7   16,441 16,369,000 PRN             SOLE                16,369,000
Bill Barrett Corp           CONVRT BOND 06846NAA2   13,537 13,100,000 PRN             SOLE                13,100,000
CapitalSource Inc           CONVRT BOND 14055XAE2    8,432  8,445,000 PRN             SOLE                 8,445,000
Century Aluminum Co         CONVRT BOND 156431AE8   10,567 10,665,000 PRN             SOLE                10,665,000
Charming Shoppes Inc        CONVRT BOND 161133AE3    5,491  6,520,000 PRN             SOLE                 2,528,000 3,992,000
China Medical Technologies
 Inc                        CONVRT BOND 169483AB0    1,494  1,500,000 PRN             SOLE                 1,500,000
Conceptus Inc               CONVRT BOND 206016AA5    2,919  3,000,000 PRN             SOLE                 3,000,000
Energy Conversion Devices
 Inc                        CONVRT BOND 292659AA7    1,892  2,500,000 PRN             SOLE                 1,250,000 1,250,000
Equinix Inc                 CONVRT BOND 29444UAG1    2,501  2,500,000 PRN             SOLE                 1,250,000 1,250,000
Euronet Worldwide Inc       CONVRT BOND 298736AF6    5,470  5,530,000 PRN             SOLE                 2,530,000 3,000,000
Evergreen Solar Inc         CONVRT BOND 30033RAC2    1,578  4,000,000 PRN             SOLE                 4,000,000
GenCorp Inc                 CONVRT BOND 368682AL4   14,531 14,682,000 PRN             SOLE                14,682,000
Cal Dive International Inc. CONVRT BOND 127914AB5   26,766 27,748,000 PRN             SOLE                27,748,000
Iconix Brand Group Inc      CONVRT BOND 451055AB3    3,020  3,005,000 PRN             SOLE                 1,500,000 1,505,000
Jazz Technologies Inc       CONVRT BOND 47214EAA0    2,415  2,400,000 PRN             SOLE                 1,200,000 1,200,000
Kemet Corp                  CONVRT BOND 488360AB4    7,399  7,535,000 PRN             SOLE                 7,535,000
Kulicke & Soffa Industries
 Inc                        CONVRT BOND 501242AT8    1,713  1,781,000 PRN             SOLE                 1,781,000
L-1 Identity Solutions Inc  CONVRT BOND 50212AAB2    2,815  2,820,000 PRN             SOLE                 1,410,000 1,410,000
LDK Solar Co Ltd            CONVRT BOND 50183LAB3   15,138 15,329,000 PRN             SOLE                14,329,000 1,000,000
Level 3 Communications Inc  CONVRT BOND 52729NBF6   29,801 29,798,000 PRN             SOLE                29,798,000
Lifetime Brands Inc         CONVRT BOND 53222QAB9    9,904  9,900,000 PRN             SOLE                 9,900,000
Masco Corp                  CONVRT BOND 574599BB1    5,035  9,500,000 PRN             SOLE                 9,500,000
Mentor Graphics Corp        CONVRT BOND 587200AF3    4,968  4,813,000 PRN             SOLE                 2,156,000 2,657,000
MF Global Holdings Ltd      CONVRT BOND 55276YAB2    4,056  3,365,000 PRN             SOLE                 1,135,000 2,230,000
Nash Finch Co               CONVRT BOND 631158AD4    4,299  8,380,000 PRN             SOLE                 4,892,000 3,488,000
Newport Corp                CONVRT BOND 651824AB0    7,406  7,225,000 PRN             SOLE                 5,775,000 1,450,000
NII Holdings Inc            CONVRT BOND 62913FAJ1   30,005 30,500,000 PRN             SOLE                30,500,000
Pantry Inc/The              CONVRT BOND 698657AL7    8,752  9,000,000 PRN             SOLE                 9,000,000
Penn Virginia Corp          CONVRT BOND 707882AA4   20,709 20,830,000 PRN             SOLE                19,580,000 1,250,000
Pixelworks Inc              CONVRT BOND 72581MAB3    2,671  2,720,000 PRN             SOLE                 2,720,000
School Specialty Inc        CONVRT BOND 807863AL9   20,643 21,100,000 PRN             SOLE                21,100,000
Sirius XM Radio Inc         CONVRT BOND 82966UAD5   18,803 18,787,000 PRN             SOLE                18,787,000
Spartan Stores Inc          CONVRT BOND 846822AE4    3,033  3,220,000 PRN             SOLE                 1,460,000 1,760,000

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
Standard Pacific Corp       CONVRT BOND 853763AA8    7,166  7,000,000 PRN             SOLE                 7,000,000
SunPower Corp               CONVRT BOND 867652AA7   33,200 35,100,000 PRN             SOLE                30,885,000 4,215,000
THQ Inc                     CONVRT BOND 872443AB2    2,093  2,000,000 PRN             SOLE                 1,000,000 1,000,000

Records                              39 Total Mkt
                                          Value    397,921